Average Annual Total Returns - Western Asset SMASh Series Core Plus Completion Fund	Jun. 30, 2021
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
SMASh Series Core Plus Completion Fund
Average Annual Return:
1 Year	1.71%
5 Years	7.24%
10 Years	7.33%
SMASh Series Core Plus Completion Fund | After Taxes on Distributions
Average Annual Return:
1 Year	1.10%
5 Years	4.80%
10 Years	4.73%
SMASh Series Core Plus Completion Fund | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.02%
5 Years	4.47%
10 Years	4.53%